NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	$ 3,778	$ 3,367	$ 3,087
Net income (loss)	1,850	930	(2,819)
Total comprehensive income (loss)	3,376	3,115	(690)
Property, plant and equipment, at fair value	37,828	37,915
Total assets	43,288	41,986
Total borrowings	13,715	13,512
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income (loss)	336	(23)	(92)
Net income attributable to non-controlling interests	336	(23)	(92)
Carrying value of non-controlling interests	10,680	10,297
Total
Disclosure of subsidiaries [line items]
Revenue	3,236	2,807	2,635
Net income (loss)	451	(21)	(87)
Total comprehensive income (loss)	1,670	1,123	2,017
Net income attributable to non-controlling interests	336	(23)	(92)
Property, plant and equipment, at fair value	29,485	30,062
Total assets	32,750	32,423
Total borrowings	11,571	11,920
Total liabilities	16,955	16,946
Carrying value of non-controlling interests	10,680	10,297
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenue	120	137	137
Net income (loss)	25	7	(15)
Total comprehensive income (loss)	(106)	(161)	109
Net income attributable to non-controlling interests	19	5	$ (13)
Property, plant and equipment, at fair value	131	1,053
Total assets	852	1,087
Total borrowings	14	179
Total liabilities	240	205
Carrying value of non-controlling interests	477	685
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenue	324	269	$ 261
Net income (loss)	(71)	(60)	(29)
Total comprehensive income (loss)	726	716	329
Net income attributable to non-controlling interests	(34)	(32)	$ (17)
Property, plant and equipment, at fair value	6,224	5,578
Total assets	6,367	5,685
Total borrowings	1,332	1,331
Total liabilities	1,601	1,549
Carrying value of non-controlling interests	2,615	2,251
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenue	80	58	$ 41
Net income (loss)	(4)	(3)	(11)
Total comprehensive income (loss)	71	332	287
Net income attributable to non-controlling interests	(3)	(2)	$ (8)
Property, plant and equipment, at fair value	2,107	2,061
Total assets	2,126	2,074
Total borrowings	347	347
Total liabilities	382	358
Carrying value of non-controlling interests	1,245	1,226
Brookfield Infrastructure Fund III | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenue	112	25	$ 5
Net income (loss)	2	(4)	1
Total comprehensive income (loss)	220	178	4
Net income attributable to non-controlling interests	1	(3)	$ 1
Property, plant and equipment, at fair value	1,529	713
Total assets	1,722	798
Total borrowings	675	391
Total liabilities	780	450
Carrying value of non-controlling interests	$ 707	261
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	77.40%
Revenue	$ 1,135	929	$ 874
Net income (loss)	340	214	258
Total comprehensive income (loss)	467	11	877
Net income attributable to non-controlling interests	257	162	$ 195
Property, plant and equipment, at fair value	8,264	8,497
Total assets	9,178	9,498
Total borrowings	2,356	2,224
Total liabilities	5,112	4,896
Carrying value of non-controlling interests	$ 3,146	3,493
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			77.00%
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Isagen | Brookfield Global Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	1.50%
The Catalyst Group
Disclosure of subsidiaries [line items]
Revenue	$ 131	136	$ 141
Net income (loss)	44	62	65
Total comprehensive income (loss)	(32)	173	173
Net income attributable to non-controlling interests	11	16	$ 16
Property, plant and equipment, at fair value	1,031	1,129
Total assets	1,053	1,140
Total borrowings	476	507
Total liabilities	491	511
Carrying value of non-controlling interests	$ 115	132
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	35.50%
Revenue	$ 1,324	1,239	$ 1,161
Net income (loss)	94	(245)	(360)
Total comprehensive income (loss)	301	(243)	238
Net income attributable to non-controlling interests	63	(175)	$ (268)
Property, plant and equipment, at fair value	10,012	10,867
Total assets	11,192	11,939
Total borrowings	6,371	6,902
Total liabilities	8,275	8,916
Carrying value of non-controlling interests	$ 2,283	2,197
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Other
Disclosure of subsidiaries [line items]
Revenue	$ 10	14	$ 15
Net income (loss)	21	8	4
Total comprehensive income (loss)	23	117	0
Net income attributable to non-controlling interests	22	6	$ 2
Property, plant and equipment, at fair value	187	164
Total assets	260	202
Total borrowings	0	39
Total liabilities	74	61
Carrying value of non-controlling interests	$ 92	$ 52
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Brookfield Global Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%